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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-Q

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES



		Investment Company Act file number 811-21654


                          Pioneer Floating Rate Trust
               (Exact name of registrant as specified in charter)


                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)


            Dorothy E. Bourassa, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)


Registrant's telephone number, including area code:  (617) 742-7825


Date of fiscal year end:  November 30

Date of reporting period:  February 29, 2008

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after close of the first and third fiscal quarters, pursuant to Rule 30b1-5under the Investment Company Act of 1940 (17 CFR 270.30b-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. Schedule of Investments.

               Pioneer Floating Rate Trust
                SCHEDULE OF INVESTMENTS 2/29/08 (unaudited)

Principal
Amount
USD ($)                                                             Value ($)
               SENIOR SECURED FLOATING RATE LOAN INTERESTS  - 145.1%  of Net
Assets*
               Aerospace - 6.1%
3,188,775      AWAS Capital, Inc., First Lien Term Loan, 6.688%, 3    2,646,683
588,526        DeCrane Aircraft Holdings, Inc., First Lien Term Lo      517,903
1,000,000      Delta Airlines, Inc., Credit-Linked Deposit Loan, 6      859,167
1,990,000      Delta Airlines, Inc., Second Lien Term Loan, 8.082%    1,691,500
4,364,210      DynCorp International, LLC (Di Finance), New Term L    4,036,895
980,000        IAP Worldwide Services, Inc., First Lien Term Loan,      825,160
6,940,000      Northwest Airlines, Inc., Term Loan, 5.13%, 8/21/13    5,948,899
5,000,000      US Airways Group, Inc., Term Loan, 5.785%, 3/23/14     3,954,690
3,000,000      Vought Aircraft Industries, Inc., Tranche B LC Depo    2,768,751
                                                                     23,249,648
               Broadcasting - 17.6%
11,417,481     Cequel Communications, LLC, Term Loan, 5.07% - 7.0%    9,651,665
1,000,000      Hargray Acquisition Co., Second Lien Term Loan, 10.      975,000
2,025,000      Insight Midwest Holdings, LLC, Term Loan B, 6.48%,     1,824,715
9,119,679      Metro-Goldwyn-Mayer Inc., Tranche B Term Loan, 8.10    7,576,930
994,987        Metro-Goldwyn-Mayer Inc., Tranche B-1 Term Loan, 8.      826,668
992,495        NEP II, Inc., Term Loan B, 7.108%, 2/16/14               882,494
7,000,000      Paxson Communications Corp., Term Loan, 7.627%, 1/1    5,950,000
19,523,810     SMG H5 Pty, Ltd., Facility Term Loan A, 8.835% - 9.   17,042,909
2,968,973      Sunshine Acquisition, Ltd., Facility Term Loan, 5.0    2,538,472
19,002,201     Univision Communications, Inc., Initial Term Loan,    16,007,530
3,808,961      Young Broadcasting, Inc., Term Loan, 5.688% - 7.375    3,428,065
                                                                     66,704,448
               Cable/Wireless Video - 10.2%
15,666,337     Charter Communications Operating, LLC, Replacement    13,814,356
6,965,000      Knology, Inc., Term Loan, 6.953%, 6/30/12              5,920,250
17,574,728 (a)(Millennium Digital Media Systems, LLC, First Lien T   16,827,802
2,218,605  (b) Millennium Digital Media Systems, LLC, Revolver Cre    2,044,600
                                                                     38,607,008
               Chemicals - 2.7%
1,000,000  (b) Panda Hereford Ethanol, L.P., Tranche A Term Loan,       910,000
10,000,000     Solutia Inc., Term Loan, 8.5%, 2/28/14                 9,312,500
                                                                     10,222,500

               Consumer - Durables - 0.5%
1,833,241      Rexair, LLC, First Lien Term Loan, 7.372% - 9.08%,     1,805,743

               Consumer - Non-Durables - 2.1%
997,494    (b) Appleseed's Intermediate Holdings, Inc., First Lien      773,058
2,087,670      Camelbak Products, LLC, First Lien Term Loan, 6.88%    1,868,464
630,651        Solo Cup Co., Term Loan B-1, 6.59% - 8.38%, 2/27/11      579,973
4,008,292      Spectrum Brands, Inc., Dollar Term Loan B, 7.065% -    3,608,464
201,369        Spectrum Brands, Inc., LC Loan, 2.994%, 3/30/13          181,283
990,000        Totes Isotoner Corp., First Lien Term Loan, 7.33% -      881,100
                                                                      7,892,342
               Diversified Media - 6.4%
2,982,455      Nielsen Finance, LLC, Dollar Term Loan, 5.346%, 8/9    2,646,929
1,985,000      Penton Media Holdings, Inc., First Lien Term Loan,     1,595,444
3,500,000      Penton Media Holdings, Inc., Second Lien Term Loan,    2,590,000
11,940,000     Tribune Co., Initial Tranche B Advance Term Loan, 7    8,778,885
7,466,667      Tribune Co., Tranche X Advance Term Loan, 7.396%, 6    6,835,502
647,433        Valassis Communications, Inc., Tranche B Term Loan,      595,234
1,447,500      Wallace Theater Corp. (Hollywood Theaters), First L    1,309,988
                                                                     24,351,982
               Energy - 5.7%
3,675,685      ATP Oil & Gas Corp., First Lien Term Loan, 6.454% -    3,450,549
500,000        Big West Oil, LLC, Delayed Advance Term Loan, 5.067      461,250
1,780,000      Big West Oil, LLC, Initial Advance Term Loan, 5.5%,    1,642,050
486,486        Coffeyville Resources, LLC, Funded LC Loan, 5.131%,      459,324
1,582,635      Coffeyville Resources, LLC, Tranche D Term Loan, 7.    1,494,271
466,276        Delphi Acquisition Holding I B.V., Facility Term Lo      405,660
466,276        Delphi Acquisition Holding I B.V., Facility Term Lo      407,214
2,043,772      Helix Energy Solutions Group, Inc., Term Loan, 6.37    1,907,520
2,000,000      III Exploration II, L.P., Second Lien Term Loan, 11    1,400,000
2,978,625      III Exploration II, L.P., Term Loan, 6.64% - 8.41%,    2,561,618
2,000,000  (b)(Monitor U.S. Finco, Inc., Second Lien Term Loan, 17      950,000
1,250,000      TARH E&P Holdings, L.P., First Lien Term Loan, 7.68    1,200,000
4,538,200      Value Creation, Inc., Term Loan, 12.043%, 7/7/12       4,402,054
890,000        Volnay Acquisition Co. I, Facility Term Loan B-1, 5      834,375
                                                                     21,575,885
               Financial - 1.1%
532,439        HUB International Holdings, Inc., Delay Draw Term L      463,222
3,048,407      HUB International Holdings, Inc., Initial Term Loan    2,652,114
1,000,000      Kepler Holdings, Ltd., Term Loan, 10.33%, 6/30/09        990,000
                                                                      4,105,336
               Food & Tobacco - 1.9%
990,000    (b) Aramark Canada, Ltd., Canadian Term Loan, 7.198%, 1      920,700
355,629        Chiquita Brands, LLC, Term Loan C, 6.125%, 6/28/12       351,406
1,786,760      OSI Restaurant Partners, LLC, Incremental Term Loan    1,462,590
142,337        OSI Restaurant Partners, LLC, Pre-Funded Revolver C      116,513
4,975,000      Pinnacle Foods Finance, LLC, Term Loan, 7.479% - 7.    4,398,213
                                                                      7,249,422
               Forest Products & Containers - 0.5%
1,000,000      Graham Packaging Co., L.P., New Term Loan, 5.375% -      911,750
833,333        Newark Group, Inc., Synthetic LC Loan, 5.38%, 3/9/1      750,000
166,667        Newark Group, Inc., Term Loan, 5.38%, 3/9/13             150,000
                                                                      1,811,750
               Gaming & Leisure - 7.7%
2,428,571      Alpha Topco Limited (Formula One), Facility Term Lo    2,128,643
1,821,429      Alpha Topco Limited (Formula One), Facility Term Lo    1,596,482
5,000,000      Fontainebleau Florida Hotel, LLC, Tranche C Term Lo    4,175,000
1,333,333      Fontainebleau Las Vegas, LLC, Initial Term Loan, 8.    1,113,333
2,369,368      Ginn LA Conduit Lender, Inc., First Lien Tranche A     1,816,516
5,090,154      Ginn LA Conduit Lender, Inc., First Lien Tranche B     3,902,453
750,000    (b)(Lake at Las Vegas Joint Venture, New Term Loan, 10.      750,000
594,829    (b)(Lake at Las Vegas Joint Venture, Revolving Credit-L      238,923
4,576,685  (a)(Lake at Las Vegas Joint Venture, Term Loan, 15.31-1    1,838,303
3,500,000      MetroFlag BP, LLC, Second Lien Term Loan, 12.116%,     2,887,500
2,960,994  (b)(Pivotal Promontory, LLC, First Lien Term Loan, 8.25    2,220,745
1,000,000  (b) WAICCS Las Vegas 3, LLC, First Lien Term Loan, 6.71      915,000
4,500,000  (b) WAICCS Las Vegas 3, LLC, Second Lien Term Loan, 12.    4,050,000
1,641,600      Yellowstone Mountain Club, LLC, First Lien Term Loa    1,493,856
                                                                     29,126,754

               Healthcare - 16.3%
5,343,347      CCS Medical, Inc. (Chronic Care), First Lien Term L    4,895,842
792,000        CHG Companies, Inc./CHG Medical Staffing, Inc., Fir      748,440
200,000        CHG Companies, Inc./CHG Medical Staffing, Inc., Syn      189,000
4,613,302      CHS/Community Health Systems, Inc., Funded Term Loa    4,230,781
1,369,497  (b) DSI Renal, Inc. (National Renal Institutes, Inc.),     1,206,869
3,402,857      Fenwal, Inc., Initial First Lien Term Loan, 7.331%,    2,968,993
2,724,643      Golden Gate National Senior Care, LLC, First Lien T    2,506,671
2,000,000      Golden Gate National Senior Care, LLC, Second Lien     1,850,000
2,000,000      Graceway Pharmaceuticals, LLC, Mezzanine Loan, 13.0    1,680,000
20,790,000     HCA, Inc., Tranche B Term Loan, 7.448%, 11/18/13      19,196,634
1,262,594      HealthSouth Corp., Term Loan, 5.67% - 5.78%, 3/11/1    1,165,445
2,984,733      LifeCare Holdings (Rainier Acquisition Corp), Term     2,560,901
1,000,000      Medical Staffing Network, Inc., Second Lien Term Lo      965,000
5,000,000      Mylan Inc., U.S. Tranche B Term Loan, 6.438% - 8.12    4,847,220
3,442,053      Onex Carestream Finance, L.P., First Lien Term Loan    2,860,346
1,910,204      Skilled Healthcare Group, Inc., First Lien Term Loa    1,783,653
4,950,000      Talecris Biotherapeutics Holdings Corp., First Lien    4,083,750
2,962,528      Triumph HealthCare Second Holdings, LLC, First Lien    2,799,589
1,692,626      Warner Chilcott Co., Inc., Tranche B Acquisition Da    1,572,026
                                                                     62,111,160
               Housing - 6.2%
1,394,286      Associated Materials, Inc., Term Loan, 7.39%, 8/29/    1,261,829
6,080,136      Atrium Companies, Inc., Closing Date Term Loan, 6.4    5,183,316
1,582,218      Champion Home Builders Co., Synthetic LC Loan, 4.73    1,463,552
680,353        Champion Home Builders Co., U.S. Term Loan, 6.372%,      629,326
2,449,274      Custom Building Products, Inc., First Lien Term Loa    2,179,854
395,784    (b) Desa, LLC, Term Loan, 13.25%, 11/26/11                   336,417
2,640,000      LNR Property Corp., Initial Tranche B Term Loan, 7.    2,181,300
8,046,211      Realogy Corp., Initial Term Loan B, 7.505%, 10/10/1    6,781,451
2,415,647      Realogy Corp., Synthetic LC Loan, 8.32%, 10/10/13      2,035,939
2,063,309      Rhodes Companies, LLC , First Lien Term Loan, 8.33%    1,676,439
                                                                     23,729,423
               Information Technology - 10.1%
2,647,455      Applied Systems, Inc., Term Loan, 7.4% - 7.698%, 9/    2,409,184
2,955,169      DTN, Inc., Tranche C Term Loan, 6.218% - 8.694%, 3/    2,689,204
4,974,874      Freescale Semiconductor, Inc., Term Loan, 4.861% -     4,244,190
2,372,556      Infor Enterprise Solutions Holdings, Inc., Delayed     2,147,163
2,985,000      Infor Enterprise Solutions Holdings, Inc., Dollar Tranche B-1
                   First Lien Term Commitment, 8.58%, 3/2/14          2,477,550
4,547,404      Infor Enterprise Solutions Holdings, Inc., Initial     4,115,400
713,670        Inovis International, Inc., Term Loan, 7.5%%, 11/15      713,670
4,627,907      Keane International, Inc., Closing Date Term Loan,     3,663,761
348,837        Keane International, Inc., Synthetic LC Loan, 7.08%      276,163
992,500        Metrologic Instruments, Inc., First Lien Add-on Ter      824,602
1,000,000      Metrologic Instruments, Inc., Second Lien Term Loan      940,000
1,350,000      Quantum Corp., Term Loan, 8.33%, 7/14/14               1,228,500
3,327,536      Serena Software, Inc., Term Loan, 7.175%, 3/11/13      3,028,058
1,946,921      Sitel, LLC (ClientLogic), U.S. Term Loan, 5.622% -     1,567,271
7,826,050      SunGard Data Systems, Inc. (Solar Capital Corp.), N    7,250,100
938,462        Verint Systems, Inc., Term Loan, 5.989%, 5/27/14         797,692
                                                                     38,372,508
               Manufacturing - 1.3%
1,000,000      FCI USA, Inc., Facility Term Loan B-1, 6.849%, 3/10      901,667
1,000,000      FCI USA, Inc., Tranche Term Loan B-5-B, 7.755%, 11/      927,500
2,930,101      Generac Acquisition Corp., First Lien Term Loan, 7.    2,444,542
1,000,000      Hunter Defense Technologies, Inc., First Lien Term       875,000
                                                                      5,148,709
               Metals & Minerals - 1.4%
1,417,222      Algoma Steel, Inc., Term Loan, 7.33%, 6/20/13          1,243,613
4,367,431      Murray Energy Corp., First Lien Tranche B Term Loan    4,149,059
                                                                      5,392,672
               Retail - 9.9%
9,019,939      Blockbuster, Inc., Tranche B Term Loan, 7.27% - 9.1    8,127,606
3,843,291      Burlington Coat Factory Warehouse Corp., Term Loan,    3,246,781
3,000,000      Dollar General Corp., Tranche B-1 Term Loan, 7.71%     2,514,642
15,765,928 (b) Home Interiors & Gifts, Inc., Initial Term Loan, 10    6,306,371
1,984,925      Michaels Stores, Inc., Replacement Term Loan, 5.375    1,717,186
360,385        Movie Gallery, Inc., First Lien Synthetic LC Loan,       248,065
8,610,780      Movie Gallery, Inc., First Lien Term Loan, 10.75% -    5,927,084
1,977,475      Sally Holdings, LLC, Term Loan B, 5.6% - 5.7%, 11/1    1,836,226
5,000,000      Spirit Finance Corp., Term Loan, 6.239%, 8/1/13        3,950,000
3,980,099      Toys R Us - Delaware, Inc., Tranche B Term Loan, 7.    3,687,395
                                                                     37,561,356
               Service - 6.0%
1,000,000      First Data Corp., Initial Tranche B-1 Term Loan, 7.      911,528
3,970,000  (b) Inmar, Inc., Term Loan, 7.33%, 4/29/13                 3,453,900
1,995,000      Orbitz Worldwide, Inc., Term Loan, 6.095% - 8.198%,    1,745,625
12,203,980     Sabre, Inc., Initial Term Loan, 5.244%, 9/30/14       10,177,839
990,000        Total Safety U.S., Inc., First Lien Tranche B Term       975,150
5,775,987      Travelport, LLC, Delayed Draw Term Loan, 7.08%, 8/2    5,100,018
67,223         Travelport, LLC, Synthetic LC Loan, 7.08%, 8/23/13        59,355
335,023        Travelport, LLC, Tranche B Dollar Term Loan, 7.08%,      295,815
                                                                     22,719,230

               Telecommunications - 10.5%
498,750        Aeroflex, Inc., Tranche B-1 Term Loan, 8.119%, 8/15      443,888
498,750        Aeroflex, Inc., Tranche B-2 Term Loan, 8.619%, 8/15      443,888
752,152        Amsterdamse Beheer-EN Consultingmaatschappij B.V. (Casema),
                   Casema Facility Term Loan B-1, 6.685%, 9/12/14     1,057,152
390,705        Amsterdamse Beheer-EN Consultingmaatschappij B.V. (Casema),
                   Casema Facility Term Loan B-2, 6.685%, 9/12/14       549,138
1,142,857      Amsterdamse Beheer-EN Consultingmaatschappij B.V. (Casema),
                   Casema Facility Term Loan  C, 7.185%, 9/12/15      1,614,001
857,143        Amsterdamse Beheer-EN Consultingmaatschappij B.V. (Casema),
                   Kabelcom Facility Term Loan  B, 6.685%, 9/12/14    1,204,717
857,143        Amsterdamse Beheer-EN Consultingmaatschappij B.V. (Casema),
                   Kabelcom Facility Term Loan  C, 7.185%, 9/12/15    1,210,501
1,000,000      Cellnet Group, Inc., Second Lien Term Loan, 9.11%,       910,000
159,222        Centennial Cellular Operating Co., New Term Loan, 5      152,216
1,250,000      Fairpoint Communications, Inc., Replacement Term Lo    1,235,000
173,913    (b) Global Tel Link Corp., Acquisition Synthetic Deposi      154,783
256,957    (b) Global Tel Link Corp., Acquisition Term Loan, 8.698      228,691
43,478     (b) Global Tel Link Corp., Synthetic Deposit Loan, 5.09       38,696
506,087    (b) Global Tel Link Corp., Term Facility, 8.698%, 2/14/      450,417
1,364,365      Hawaiian Telcom Communications, Inc., Tranche C Ter    1,113,094
3,990,000      Integra Telecom Holdings, Inc., Term Loan, 7.335% -    3,710,700
6,500,000      Level 3 Financing, Inc., Term Loan, 5.389% - 6.627%    5,649,195
1,000,000      Mediannuaire Holding (Pages Jaunes Holdco), Term Lo    1,266,977
1,000,000      Mediannuaire Holding (Pages Jaunes Holdco), Term Lo    1,273,303
364,788        Nordic Telephone Company Holdings APS, Euro Facilit      517,841
439,781        Nordic Telephone Company Holdings APS, Euro Facilit      627,508
642,672        PAETEC Holding Corp., Replacement Term Loan, 5.771%      582,153
2,000,000  (b) Pine Tree Holdings, Inc., (Country Road Communications),
                   Second Lien Term Loan, 12.59%, 7/15/13             1,990,000
1,470,000      Stratos Global Corp., Facility Term Loan B, 7.58% -    1,378,125
6,500,000      WideOpenWest Finance, LLC, First Lien Term Loan, 5.    5,508,750
3,000,000      WideOpenWest Finance, LLC, Second Lien Term Loan, 1    2,400,000
1,500,000      Wind Telecomunicazione S.p.A., Facility Term Loan B    2,126,638
1,500,000      Wind Telecomunicazione S.p.A., Facility Term Loan C    2,137,076
                                                                     39,974,448

               Transportation - 8.1%
4,162,595      Affinia Group, Inc., Tranche B Term Loan, 6.244%, 1    3,767,149
1,000,000      Delphi Corp., Tranche B Term Loan, 6.688%, 7/1/08        987,250
11,000,000     Delphi Corp., Tranche C Term Loan, 7.188%, 7/1/08     10,853,337
7,908,835      Ford Motor Co., Term Loan, 8.0%, 12/15/13              6,795,010
1,617,540      Gainey Corp., Term Loan, 10.5%, 6/30/09                1,067,576
495,000        General Motors Corp., Secured Term Loan, 7.056%, 11      436,288
3,970,000      Key Safety Systems, Inc., First Lien Term Loan, 6.1    2,828,625
790,796        SIRVA Worldwide, Inc., DIP Term Loan, 9.62%, 6/30/0      790,796
425,813        SIRVA Worldwide, Inc., DIP Revolver Loan, 9.62%, 6/      425,813
5,772,549  (a)(SIRVA Worldwide, Inc., Tranche B Term Loan, 11.93%,    2,775,632
                                                                     30,727,476
               Utility - 7.0%
4,400,000      ANP Funding I, LLC, Tranche A Term Loan, 8.181%, 7/    4,334,000
217,194        Boston Generating, LLC, First Lien Revolving Credit      191,014
775,691        Boston Generating, LLC, First Lien Synthetic LC Loa      682,192
3,471,063      Boston Generating, LLC, First Lien Term Loan, 7.08%    3,052,675
1,754,777      Coleto Creek Power, L.P., First Lien Synthetic LC T    1,559,558
3,643,943      Coleto Creek Power, L.P., First Lien Term Loan, 7.9    3,238,554
4,925,000      Coleto Creek Power, L.P., Second Lien Term Loan, 9.    4,518,688
1,980,000      GBGH, LLC (U.S. Energy), First Lien Advance Term Lo    1,984,950
281,250        Mach Gen, LLC, First Lien Synthetic LC Loan, 6.83%,      262,687
2,691,562      Mach Gen, LLC, First Lien Term Loan B, 5.1%, 2/22/1    2,513,919
747,290        TPF Generation Holdings, LLC, First Lien Synthetic       654,346
3,787,379      TPF Generation Holdings, LLC, First Lien Term Loan,    3,316,324
234,260        TPF Generation Holdings, LLC, Synthetic Revolver De      205,124
                                                                     26,514,031
               Wireless Communication - 5.8%
1,145,424      Clearwire Corp., Delayed Draw Term Loan, 8.97% - 10      999,383
5,687,451      Clearwire Corp., Term Loan, 9.02% - 9.1%, 7/3/12       4,962,301
9,850,000      Cricket Communications, Inc., Term Loan B, 7.83%, 6    9,434,113
7,431,199      Metro PCS Wireless, Inc., New Tranche B Term Loan,     6,833,917
                                                                     22,229,714
                TOTAL SENIOR SECURED FLOATING RATE LOAN INTERESTS
               (Cost $626,232,823)                                  551,183,545

               CLAIMS - 0.1% of Net Assets
               Aerospace - 0.1%
1,200,000  (b) Northwest Airlines, Inc., ALPA Claim-Escrow, 2.5%         48,000
2,500,000  (b) Northwest Airlines, Inc., Bell Atlantic Claim-Escro      100,000
2,500,000  (b) Northwest Airlines, Inc., EDC Claim-Escrow, 5.32%        100,000
2,130,600  (b) Northwest Airlines, Inc., Flight Attendant Claim-Es       85,224
1,500,000  (b) Northwest Airlines, Inc., GE Pre-petition Claim, 2.       60,000
1,264,500  (b) Northwest Airlines, Inc., IAM Claim-Escrow, 2.5%          50,580
1,404,900  (b) Northwest Airlines, Inc., Retiree Claim-Escrow, 2.5       56,196
                TOTAL CLAIMS
               (Cost $730,121)                                          500,000

               CONVERTIBLE BONDS & NOTES - 0.6% of Net Assets
               Cable/Wireless Video - 0.5%
3,951,000      Charter Communications, Inc., 6.5%, 10/1/27            1,940,929

               Gaming & Leisure - 0.1%
907,000        Six Flags Theme Parks, Inc., 4.5%, 5/15/15               541,932

                TOTAL CONVERTIBLE BONDS & NOTES
               (Cost $5,137,347)                                      2,482,861

               CORPORATE NOTES - 8.6%  of Net Assets
               Cable/Wireless Video - 0.2%
1,000,000      CCH I, LLC, 11.0%, 10/1/15                               695,000

               Food & Tobacco - 0.2%
1,000,000      Pinnacle Foods Group, Inc., 9.25%, 4/1/15                862,500

               Healthcare - 4.7%
15,000,000 (b) Azithromycin Royalty Sub, LLC, 16.0%, 5/15/19 (144A   15,000,000
2,000,000  (b) Pharma V (Duloxetine), 13.0%, 10/15/13 (144A)          2,040,000
1,003,852  (a)(Pharma VI (Rotavax), 8.307%, 10/15/14 (144A)             943,620
                                                                     17,983,620
               Information Technology - 1.2%
400,000    (d) Freescale Semiconductor, Inc., 8.866%, 12/15/14          285,000
5,000,000  (d) NXP BV/NXP Funding, LLC, 7.008%, 10/15/13              4,037,500
                                                                      4,322,500
               Retail - 1.6%
4,500,000      Blockbuster, Inc., 9.0%, 9/1/12                        3,645,000
2,500,000      Dollar General Corp., 10.625%, 7/15/15 (144A)          2,387,500
                                                                      6,032,500
               Transportation - 0.7%
3,000,000  (b)(American Tire Distributors, Inc., 11.08%, 4/1/12       2,670,000

                TOTAL CORPORATE NOTES
               (Cost $34,755,240)                                    32,566,120
Shares
               COMMON STOCK - 2.5% of Net Assets
               Aerospace - 0.6%
153,834    (e) Northwest Airlines Corp.                               2,065,991

               Utility - 1.9%
199,435    (e) Mirant Corp.                                           7,379,095
               TOTAL COMMON STOCK
               (Cost $9,205,720)                                      9,445,086

               WARRANTS - 0.2% of Net Assets
               Wireless Communication - 0.2%
400,000    (b)(Clearwire Corp., Exp. 8/15/10 (144A)                     620,000
               TOTAL WARRANTS
               (Cost $956,752)                                          620,000

Principal
Amount
USD ($)        TEMPORARY CASH INVESTMENT - 3.9% of Net Assets
               Repurchase Agreement - 3.9%
4,880,000      Bank of America Corp., 3.16%, dated 2/29/08, repurchase price of
$4,880,0
                  interest on 3/3/08 collateralized by the following:
               $2,624,257 Freddie Mac Giant, 5.5%, due 12/1/36
               $2,318,787 Federal National Mortgage Association, 6    4,880,000
4,880,000      Barclays PLC, 3.18%, dated 2/29/08, repurchase price of
$4,880,000 plus a
                  interest on 3/3/08 collateralized by the following:
               $776,451 Federal National Mortgage Association, 6.0%, due 2/1/38
               $825,772 Federal National Mortgage Association (ARM), 6.094%, due
11/1/36
               $755,069 Federal National Mortgage Association, 5.5%, due 8/1/37
               $1,586,266 Federal National Mortgage Association, 4.5%, due
5/1/19
               $1,353,800 Freddie Mac Giant, 6.0%, due 9/1/36
               $664,291 Federal National Mortgage Association (ARM), 4.73%, due
2/1/38
               $3,641,889 U.S. Treasury Bond, 7.875%, due 2/15/21     4,880,000
4,880,000      JP Morgan Chase & Co., 3.16%, dated 2/29/08, repurchase price of
$4,880,0
                  interest on 3/3/08 collateralized by the following:
               $2,345,884 Federal National Mortgage Association,, 6.5%, due
10/1/36
               $1,710,166 Federal National Mortgage Association, 6.5%, due
10/1/37
               $1,301,404 Federal National Mortgage Association, 6    4,880,000
               TOTAL TEMPORARY CASH INVESTMENT
               (Cost $14,640,000)                                    14,640,000

               TOTAL INVESTMENTS IN SECURITIES - 161.0%
               (Cost $691,658,003) (f)                              611,437,612
               OTHER ASSETS AND LIABILITIES - 0.8%                    2,878,231
               PREFERRED SHARES AT REDEMPTION VALUE, INCLUDING
               DIVIDENDS PAYABLE - (61.8)%                         (234,566,780)
               NET ASSETS APPLICABLE TO COMMON SHAREOWNERS - 100.0  379,749,063


* Senior secured floating rate loan interests in which the Trust invests generally pay interest at rates that are periodically redetermined by reference to a base lending rate plus a premium. These base lending rates are generally (i) the lending rate offered by one or more major
               European banks, such as LIBOR (London InterBank Offered
               Rate), (ii) the prime rate offered by one or more major United States banks,(iii) the certificate of deposit or (iv) other base lending rates used by commercial lenders.
               The rate shown is the coupon rate at February 29, 2007.

(144A) Security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold normally to qualified institutional buyers in a transaction exempt from registration. At February 29, 2007 the value of these securities amounted to $20,991,120 or 5.5% of total net assets applicable to common shareowners.

(a) Payment-in-Kind (PIK) security which may pay interest in additional principal amount.

(b)            Indicates a security that has been deemed illiquid.
               The aggregate cost of illiquid securities is $83,864,202. The aggregate value $68,378,895 represents 18.0% of the total net assets.

(c)            Security is in default and is non-income producing.

(d) Floating Rate Note. The rate shown is the coupon rate at February 29, 2008.

(e)            Non-income producing security.

(f) At February 29, 2008, the net unrealized loss on investments based on cost for federal income tax purposes of $691,737,437 was as follows:

               Aggregate gross unrealized gain for all investments in
               which there is an excess of value over tax cost   $5,159,310
               Aggregate gross unrealized loss for all investments in
               which there is an excess of tax cost over value    (85,459,135)
                 Net unrealized loss                             $(80,299,825)

                 For financial reporting purposes net unrealized loss on
                investments was $80,220,391 and cost of
                 investments aggregated $691,658,003.

               Glossary of Terms:
               DIP - Debtor-In-Possession
               LC - Letter of Credit

               Principal amounts are denominated in U.S.
               dollars unless otherwise noted.
               AUD - Australian Dollar
               EURO - Euro

               Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below.

               Highest priority is given to Level 1 inputs and lowest priority is given to Level 3.
               Level 1 - quoted prices in active markets for identical securities
               Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
               Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments)


               The following is a summary of the inputs used as of February 29, 2008, in valuing the Fund's assets:
                                                                  Other
                Investments                                       Financial
           Valuin Securities                                      Instruments*
           Leve$9,445,086
           Leve$601,992,526                                       ($244,067)
           Level 3 - Significant Unobservable Inputs
           Tota$611,437,612                                       ($244,067)



ITEM 2. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant's principal executive officer or officers and principal financial officer or officers, or persons performing similar functions, about the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR270.30a-3(b))) and Rule 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR240.13a-15(b) or 240.15d-15(b)).

The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b) Disclose any change in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

There were no significant changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.



ITEM 3. EXHIBITS.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act
(17 CFR 270.30a-2).

Filed herewith.

                                   SIGNATURES

                          [See General Instruction F]


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant) Pioneer Floating Rate Trust

By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr, President

Date April 29, 2008


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr., President

Date April 29, 2008



By (Signature and Title)* /s/ Vincent Nave
Vincent Nave, Treasurer

Date April 29, 2008

* Print the name and title of each signing officer under his or her signature.